Summary of Significant Accounting Policies - Schedule of Noncontrolling Interest (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Noncontrolling Interest [Line Items]
Noncontrolling interest	$ (12,233)	$ 31,991
We Healthy [Member]
Schedule of Noncontrolling Interest [Line Items]
Noncontrolling interest	$ (12,233)	$ 31,991